Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Accumulated Equity [Member]	Total
Balance at Dec. 31, 2018	$ 103,694	$ 4,625,837	$ (34,082)	$ (4,500,845)	$ 194,605
Balance, shares at Dec. 31, 2018	103,694,133		(34,081,591)
Issuance of Common Stock	$ 387	99,613			100,000
Issuance of Common Stock, shares	387,458
Net Income				(2,004,642)	(2,004,642)
Balance at Dec. 31, 2019	$ 104,082	4,725,450	$ (34,082)	(6,505,487)	(1,710,037)
Balance, shares at Dec. 31, 2019	104,081,591		(34,081,591)
Issuance of Common Stock	$ 33,239	22,479,684			22,512,923
Issuance of Common Stock, shares	33,239,099
Net Income				(1,316,661)	(1,316,661)
Balance at Dec. 31, 2020	$ 137,321	27,205,134	$ (34,082)	(7,822,148)	19,486,225
Balance, shares at Dec. 31, 2020	137,320,690		(34,081,591)
Net Income					(1,648,310)
Balance at Jun. 30, 2021					25,892,209
Balance at Dec. 31, 2020	$ 137,321	27,205,134	$ (34,082)	(7,822,148)	19,486,225
Balance, shares at Dec. 31, 2020	137,320,690		(34,081,591)
Issuance of Common Stock	$ 8,100	8,046,194			8,054,294
Issuance of Common Stock, shares	8,099,706
Net Income				(3,546,294)	(3,546,294)
Balance at Sep. 30, 2021	$ 145,421	$ 35,251,328	$ (34,082)	$ (11,368,442)	$ 23,994,225
Balance, shares at Sep. 30, 2021	145,420,396		(34,081,591)